Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Accounting and Presentation

The condensed consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). While these statements reflect all normal recurring adjustments that are, in the opinion of management, necessary for fair presentation of the results of the interim period, they do not include all of the information and footnotes required by GAAP for complete financial statements.

These condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used in accounting for, among other things, the allowance for doubtful accounts, depreciation and amortization, the valuation allowance for deferred tax assets, and stock-based compensation.

The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Accordingly, actual results could differ from those estimates under different assumptions or conditions.

Concentrations of Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company’s cash balances are with federally insured banks and periodically exceed the current insured limits. The Company has not experienced any losses on its cash and cash equivalents.

The Company provides credit, in the normal course of business, to a number of companies and performs credit evaluations of its customers. Accounts receivable from three customers comprised 40% of total accounts receivable as of September 30, 2018, and revenue from one customer represented 28% of total revenue for the nine months ended September 30, 2018. Accounts receivable from two customers comprised 38% of total accounts receivable as of December 31, 2017 and revenue from two customers represented 30% of total revenue for the nine months ended September 30, 2017.

Accounts Receivable

The Company records accounts receivable at the invoiced amount and does not charge interest. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivables. The Company reviews accounts receivable for amounts that are past due, to identify specific customers with known disputes or collectability issues. In determining the amount of the allowance, the Company makes judgments about the creditworthiness of significant customers based on ongoing credit evaluations and historical credits issued. The allowance for doubtful accounts was $57,913 and $60,000 at September 30, 2018 and December 31, 2017, respectively.

Property and Equipment

Property and equipment are stated at cost and are depreciated on a straight-line basis over their estimated useful lives as follows:

Computer equipment and purchased software	3 years
Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures	3 years

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events or circumstances warrant such a review. The carrying value of a long-lived asset to be held and used is considered impaired when the anticipated separately identifiable undiscounted cash flows from such an asset are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily by reference to the anticipated cash flows discounted at a rate commensurate with the risk involved. No impairment charges have been recorded in the periods presented.

Internal-Use Software

The Company capitalizes costs when there are substantial enhancements to existing products, preliminary development efforts are successfully completed, and it is probable that the project will be completed, and the software will be used as intended. The Company develops new infrastructure, applications and software products in order to host partner web properties, the Company’s owned and operated web properties and support the Company’s digital media publishing.

The Company capitalizes the relevant costs to develop applications, infrastructure, ad experience and site software products to support its technology, publishing and advertising platforms (collectively referred as capitalized software costs). Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed. Costs incurred for enhancements that are expected to result in additional functionality are capitalized and expensed over the estimated useful life of the upgrades.

The Company periodically evaluates the carrying value of capitalized software costs when events or circumstances warrant such a review. The carrying value of capitalized software costs is considered impaired when the anticipated separately identifiable undiscounted cash flows from such an asset are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the capitalized software costs. Fair value is determined primarily by the cost method. No impairment charges have been recorded in the periods presented.

Capitalized software costs are amortized on a straight-line basis over two years, which is the estimated useful life of the related asset.

Revenue Recognition

The Company generates revenue primarily from the delivery of digital advertisements for brand advertisers and agencies through its hosted sites. For all revenue transactions, the Company considers a signed agreement, a binding insertion order or other similar documentation to be persuasive evidence of an arrangement with a fixed fee. Revenue is recognized when the related services are delivered based on the specific terms of the contract, which are commonly based on the number of engagements delivered or by the actions of the viewers. The Company recognizes revenue based on delivery information from a combination of third-party reporting and the Company’s proprietary campaign tracking systems. Arrangements for these services generally have a term of up to three months and in some cases the term may be up to two years. At that time, the Company’s services have been provided, the fees charged are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Amounts received in advance of providing services are recorded as deferred revenue in the accompanying condensed consolidated balance sheets.

The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor to its customers and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk, and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

Service Costs

The Company’s cost of revenue primarily consists of revenue-share payments made to digital media property owners, as well as all costs related to generating revenue, including bandwidth charges, video storage and delivery costs, co-location facility expenses, amortization of intangible assets, and allocated compensation and facility costs.

Advertising and Promotion Expense

The Company charges to operations the costs of its advertising and promotions when such costs are incurred. For the nine months ended September 30, 2018 and 2017, the Company charged to operations advertising and promotional costs of $15,879 and $16,077, respectively, which is included in selling, general, and administrative expenses in the accompanying statements of operations and comprehensive income (loss).

Fair Value of Financial Instruments

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required.

Level 1. Observable inputs such as quoted prices in active markets for an identical asset or liability that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active-exchange traded securities and exchange-based derivatives.

Level 2. Inputs, other than quoted prices included within Level 1, which are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges.

Level 3. Unobservable inputs in which there is little or no market data for the asset or liability which requires the reporting entity to develop its own assumptions. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded non-exchange-based derivatives and commingled investment funds and are measured using present value pricing models.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end. The Company measures the fair value for all financial and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis, respectively.

The carrying amount of the Company’s financial instruments comprising of cash, accounts receivable, accounts payable, and accrued expenses approximate fair value because of the short-term maturity of these instruments.

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates the realizability of its deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense. The Company is also required to assess at each reporting date whether it is reasonably possible that any significant increases or decreases to its unrecognized tax benefits will occur during the next 12 months.

The Company did not recognize any uncertain tax positions or any accrued interest and penalties associated with uncertain tax positions for any of the periods presented in the financial statements. The Company files tax returns in the United States federal jurisdiction and the State of California. Generally, the Company is subject to examination by income tax authorities for three years from the filing of a tax return.

Stock-Based Compensation

The Company maintains a stock-based compensation plan whereby stock options are granted for services performed by employees. The Company recognizes compensation expense related to the fair value of stock-based awards issued to its employees in its financial statements. The Company uses the Black-Scholes option-pricing model to estimate the fair value of all stock-based awards on the date of grant. The Company recognizes the compensation expense for options on a straight-line basis over the requisite service period of the award.

Goodwill

Goodwill is recorded when the consideration paid for an acquisition exceeds the fair value of net tangible and intangible assets acquired. Goodwill is allocated to reporting units and tested for impairment on an annual basis or more frequently if the Company believes indicators of impairment exist. The Company has determined that there is one reporting unit for the purpose of performing its annual goodwill impairment test.

In testing for potential impairment of goodwill, the Company first compares the carrying value of assets and liabilities to their estimated fair value. If the estimated fair value is less than the carrying value, then potential impairment exists. The amount of any impairment is then calculated by determining the implied fair value of goodwill using a hypothetical purchase price allocation. Based on this assessment, the Company concluded that no goodwill impairment was necessary at either September 30, 2018 or December 31, 2017.

Foreign Currency Translation

The functional currency of the Company’s foreign subsidiaries are the local currencies in the countries in which the foreign subsidiaries operate. Accordingly, all monetary assets and liabilities of these subsidiaries are translated at the current exchange rate at the end of the period, nonmonetary assets and liabilities are translated at historical rates, and revenue and expenses are translated at average exchange rates during the nine months ended September 30, 2018 and 2017. Net foreign currency transaction gain of $13,480 and $856 is included in other income (expense), net for the nine months ended September 30, 2018 and 2017, respectively.

Defined Contribution Retirement Plan

The Company’s 401(k) Plan (the “401(k) Plan”) is a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may defer a portion of their pre-tax earnings, up to the IRS annual contribution limit. The Company has the option to provide matching contributions but has not done so to date.

Gain on Settlement of Accounts Payable

During the nine months ended September 30, 2018 and 2017, the Company entered into various settlement agreements whereby it made partial payments to vendors (7 for 2018 and 81 for 2017) in exchange for relief from accounts payable totaling $76,518 and $494,843, respectively. These amounts have been recorded as gain on settlement of accounts payable in the accompanying statements of operations and comprehensive income (loss) in the period in which related settlement agreements were signed.

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In July 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features; (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (“ASU 2017-11”). ASU 2017-11 allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features are no longer required to be accounted for as derivative liabilities. A company will recognize the value of a down round feature only when it is triggered, and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, an entity will treat the value of the effect of the down round as a dividend and a reduction of income available to common shareholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. ASU 2017-11 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company early adopted the provisions of ASU 2017-11 as of January 1, 2018. The adoption of ASU 2017-11 did not have any impact on the Company’s financial statement presentation or disclosures.

Recently Issued Accounting Standards

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 eliminates transaction- and industry-specific revenue recognition guidance under current GAAP and replaces it with a principles-based approach for determining revenue recognition. ASU 2014-09 requires that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The FASB has recently issued ASU 2016-08, ASU 2016-10, ASU 2016-11, ASU 2016-12, and ASU 2016-20, all of which clarify certain implementation guidance within ASU 2014-09. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2019 and interim reporting periods within annual reporting periods beginning after December 15, 2020. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 requires a lessee to record a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all leases with terms longer than 12 months, as well as the disclosure of key information about leasing arrangements. ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. ASU 2016-02 requires classification of all cash payments within operating activities in the statement of cash flows. Disclosures are required to provide the amount, timing and uncertainty of cash flows arising from leases. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. ASU 2016-02 has subsequently been amended and modified by ASU 2018-10, 2018-11 and 2018-20. ASU 2016-02 (including the subsequent amendments and modifications) is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures.

In June 2018, the FASB issued Accounting Standards Update 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). ASU 2018-07 expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Revenue from Contracts with Customers (Topic 606). ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.

2. Summary of Significant Accounting Policies

Basis of Accounting and Presentation

The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used in accounting for, among other things, the allowance for doubtful accounts, depreciation and amortization, the valuation allowance for deferred tax assets, and stock-based compensation.

The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Accordingly, actual results could differ from those estimates under different assumptions or conditions.

Concentrations of Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company’s cash balances are with federally insured banks and periodically exceed the current insured limits. The Company has not experienced any losses on its cash and cash equivalents.

The Company provides credit, in the normal course of business, to a number of companies and performs credit evaluations of its customers. Accounts receivable from eight customers comprised 50% of total accounts receivable as of December 31, 2017, and revenue from seven customers represented 51% of total revenue for the year ended December 31, 2017. Accounts receivable from six customers comprised 53% of total accounts receivable as of December 31, 2016 and revenue from eight customers represented 53% of total revenue for the year ended December 31, 2016.

Accounts Receivable

The Company records accounts receivable at the invoiced amount and does not charge interest. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivables. The Company reviews accounts receivable for amounts that are past due, to identify specific customers with known disputes or collectability issues. In determining the amount of the allowance, the Company makes judgments about the creditworthiness of significant customers based on ongoing credit evaluations and historical credits issued. The allowance for doubtful accounts was $60,000 and $93,000 at December 31, 2017 and 2016, respectively.

Property and equipment

Property and equipment are stated at cost and are depreciated on a straight-line basis over their estimated useful lives as follows as of December 31, 2017 and 2016:

Asset type	Useful life

Computer equipment and purchased software	3 years
Leasehold improvements	Lesser of useful life or lease terms
Furniture and fixtures	3 years

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events or circumstances warrant such a review. The carrying value of a long-lived asset to be held and used is considered impaired when the anticipated separately identifiable undiscounted cash flows from such an asset are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily by reference to the anticipated cash flows discounted at a rate commensurate with the risk involved. No impairment charges have been recorded in the periods presented.

Internal-Use Software

The Company capitalizes costs when there are substantial enhancements to existing products, preliminary development efforts are successfully completed and it is probable that the project will be completed and the software will be used as intended. The Company develops new infrastructure, applications and software products in order to host partner web properties, the Company’s owned and operated web properties and support the Company’s digital media publishing.

The Company capitalizes the relevant costs to develop applications, infrastructure, ad experience and site software products to support its technology, publishing and advertising platforms (collectively referred as capitalized software costs). Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed. Costs incurred for enhancements that are expected to result in additional functionality are capitalized and expensed over the estimated useful life of the upgrades.

During the years ended December 31, 2017 and 2016, the Company capitalized $1,792,000 and $835,000, respectively, of internal-use software development costs, and recorded amortization expense associated with previously capitalized internal-use software costs in the amounts of $1,040,000 and $1,086,000, respectively.

The Company periodically evaluates the carrying value of capitalized software costs when events or circumstances warrant such a review. The carrying value of capitalized software costs is considered impaired when the anticipated separately identifiable undiscounted cash flows from such an asset are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the capitalized software costs. Fair value is determined primarily by the cost method. No impairment charges have been recorded in the period presented.

Capitalized software development costs are amortized on a straight-line basis over two years, which is the estimated useful life of the related asset.

Revenue Recognition

The Company generates revenue primarily from the delivery of digital advertisements for brand advertisers and agencies through its hosted sites. For all revenue transactions, the Company considers a signed agreement, a binding insertion order or other similar documentation to be persuasive evidence of an arrangement with a fixed fee. Revenue is recognized when the related services are delivered based on the specific terms of the contract, which are commonly based on the number of engagements delivered or by the actions of the viewers. The Company recognizes revenue based on delivery information from a combination of third-party reporting and the Company’s proprietary campaign tracking systems. Arrangements for these services generally have a term of up to three months and in some cases the term may be up to two years. At that time, the Company’s services have been provided, the fees charged are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Amounts received in advance of providing services are recorded as deferred revenue in the accompanying consolidated balance sheets.

The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor to its customers and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

Service Costs

The Company’s cost of revenue primarily consists of revenue-share payments made to digital media property owners, as well as all costs related to generating revenue, including bandwidth charges, video storage and delivery costs, co-location facility expenses, amortization of intangible assets, and allocated compensation and facility costs.

Advertising and Promotion Expense

The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2017 and 2016, advertising and promotional costs amounted to $34,105 and $43,542, respectively, and is included in selling, general, and administrative expenses in the accompanying statements of comprehensive loss.

Fair Value Measurements

Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels, which are directly related to the amount of subjectivity, associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1 – Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 – Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities and which reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates the realizability of its deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

The Company recognized no uncertain tax positions or any accrued interest and penalties associated with uncertain tax positions for any of the periods presented in the accompanying consolidated financial statements. The Company files tax returns in the U.S. Federal jurisdiction and eight states including California. Generally, the Company is subject to examination by income tax authorities for three years from the filing of a tax return.

Stock-Based Compensation

The Company maintains a stock-based compensation plan whereby stock options have been granted for services performed by employees. The Company recognizes compensation expense related to the fair value of stock-based awards issued to its employees in its consolidated financial statements. The Company uses the Black-Scholes model to estimate the fair value of all stock-based awards on the date of grant. The Company recognizes the compensation expense for options on a straight-line basis over the requisite service period of the award.

Goodwill

Goodwill is recorded when the consideration paid for an acquisition exceeds the fair value of net tangible and intangible assets acquired. Goodwill is allocated to reporting units and tested for impairment on an annual basis or more frequently if the Company believes indicators of impairment exist. The Company has determined that there is one reporting unit for the purpose of performing its annual goodwill impairment test.

In testing for potential impairment of goodwill, the Company first compares the carrying value of assets and liabilities to their estimated fair value. If the estimated fair value is less than the carrying value, then potential impairment exists. The amount of any impairment is then calculated by determining the implied fair value of goodwill using a hypothetical purchase price allocation. Based on this assessment, the Company concluded that no goodwill impairment was necessary at either December 31, 2017 or 2016.

The amount of goodwill that is deductible for tax purposes is $3,700,000 as of December 31, 2017.

Foreign Currency Translation

The functional currency of the Company’s foreign subsidiaries are the local currencies in the foreign subsidiaries’ countries. Accordingly, all monetary assets and liabilities of these subsidiaries are translated at the current exchange rate at the end of the year, nonmonetary assets and liabilities are translated at historical rates, and revenue and expenses are translated at average exchange rates during the years ended December 31, 2017 and 2016. Net foreign currency transaction loss of $51,000 and $132,000 is included in other expense, net for the years ended December 31, 2017 and 2016, respectively.

Defined Contribution Retirement Plan

The Company’s 401(k) Plan (the 401(k) Plan) is a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may defer a portion of their pre-tax earnings, up to the IRS annual contribution limit. The Company has the option to provide matching contributions but has not done so to date.

Gain on Settlement of Accounts Payable

During the years ended December 31, 2017 and 2016, the Company entered into various settlement agreements whereby it made partial payments to 81 vendors in exchange for relief from accounts payable totaling $494,843 and $3,664,752, respectively. These amounts have been recorded as gain on settlement of accounts payable in the accompanying statements of operations and comprehensive loss in the period in which related settlement agreements were signed.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, as a new Topic, Accounting Standards Codification (“ASC”) 606. The new revenue recognition standard relates to revenue from contracts with customers, which, along with amendments issued in 2015 and 2016, will supersede nearly all current U.S. GAAP guidance on this topic and eliminate industry-specific guidance. The underlying principle is to use a five-step analysis of transactions to recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Additionally, the new standard requires enhanced disclosures about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including revenue recognition policies to identify performance obligations, assets recognized from costs incurred to obtain and fulfill a contract, and significant judgments in measurement and recognition. For non-public entities, the amendment is effective for annual reporting periods beginning on or after December 15, 2018. Early adoption is permitted, but only for years beginning on or after December 15, 2017, which is the date on which the standard becomes effective for public companies. The Company is still evaluating the impact adoption of this standard will have on its financial position, results of operations, and cash flows.

On February 25, 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under its core principle, a lessee will recognize lease assets and liabilities on the balance sheet for all arrangements with terms longer than 12 months. Lessor accounting remains largely consistent with existing U.S. GAAP. For non-public entities, the amendments are effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company is still evaluating the impact adoption of this standard will have on its financial position, results of operations, and cash flows.